Defiance Quantum ETF
Schedule of Investments
March 31, 2021 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.5%
	Communication Services - 5.0%
576	Alphabet, Inc. - Class A (a)	$1,188,011
344,575	Koninklijke KPN NV	1,172,005
43,000	Nippon Telegraph & Telephone Corporation	1,105,937
82,660	Orange SA	1,020,560
		4,486,513
	Consumer Discretionary - 1.0%
3,939	Alibaba Group Holding, Ltd. - ADR (a)	893,089
	Industrials - 8.7%
9,133	Airbus SE (a)	1,036,258
5,041	Honeywell International, Inc.	1,094,250
2,898	Lockheed Martin Corporation	1,070,811
69,300	Mitsubishi Electric Corporation	1,057,687
3,462	Northrop Grumman Corporation	1,120,442
14,350	Raytheon Technologies Corporation	1,108,824
35,800	Toshiba Corporation	1,211,692
		7,699,964
	Information Technology - 83.5% (b)
4,202	Accenture plc - Class A - ADR	1,160,802
11,414	Advanced Micro Devices, Inc. (a)(c)	895,999
46,000	Alchip Technologies, Ltd.	1,450,952
9,017	Alteryx, Inc. - Class A (a)(c)	748,050
11,898	Ambarella, Inc. (a)	1,194,440
7,529	Analog Devices, Inc. (c)	1,167,597
12,226	Applied Materials, Inc.	1,633,394
2,323	ASML Holding NV	1,411,519
2,326	ASML Holding NV - NY	1,435,979
120,000	Asustek Computer, Inc.	1,566,607
11,647	Atos SE (a)	910,570
137,549	BlackBerry, Ltd. (a)	1,153,492
3,601	BlackBerry, Ltd. - ADR (a)	30,356
14,619	Brooks Automation, Inc.	1,193,641
9,018	Cadence Design Systems, Inc. (a)	1,235,376
12,229	Cerence, Inc. (a)(c)	1,095,474
26,859	CEVA, Inc. (a)	1,508,133
13,209	Cirrus Logic, Inc. (a)	1,119,991
90,959	Cloudera, Inc. (a)(c)	1,106,971
7,800	Fujitsu, Ltd.	1,129,412
91,000	Global Unichip Corporation	1,270,932
90,734	Hewlett Packard Enterprise Company (c)	1,428,153
20,649	Intel Corporation	1,321,536
8,516	International Business Machines Corporation	1,134,842
1,072,164	IQE plc (a)	868,323
4,087	KLA Corporation	1,350,345
12,618	Koh Young Technology, Inc.	1,282,147
2,175	Lam Research Corporation	1,294,647
25,248	Lattice Semiconductor Corporation (a)(c)	1,136,665
23,127	Marvell Technology Group, Ltd. (c)	1,132,760
12,518	Maxim Integrated Products, Inc.	1,143,770
41,000	MediaTek, Inc.	1,392,388
7,604	Microchip Technology, Inc. (c)	1,180,293
15,056	Micron Technology, Inc. (a)	1,328,090
4,910	Microsoft Corporation	1,157,631
3,172	MicroStrategy, Inc. - Class A (a)(c)	2,153,154
7,349	MKS Instruments, Inc. (c)	1,362,652
27,138	National Instruments Corporation	1,171,955
19,300	NEC Corporation	1,138,787
261,758	Nokia Corporation - ADR (a)	1,036,562
1,964	NVIDIA Corporation	1,048,639
6,625	NXP Semiconductors NV	1,333,877
36,182	ON Semiconductor Corporation (a)	1,505,533

23,524		Onto Innovation, Inc. (a)	1,545,762
7,020		QUALCOMM, Inc.	930,782
111,100		Renesas Electronics Corporation (a)	1,206,516
6,662		Splunk, Inc. (a)	902,568
25,925		STMicroelectronics NV - NY (c)	993,705
13,443		Synaptics, Inc. (a)(c)	1,820,451
4,485		Synopsys, Inc. (a)	1,111,293
10,693		Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	1,264,768
27,711		Talend SA - ADR (a)	1,763,528
48,952		Teradata Corporation (a)(c)	1,886,610
9,256		Teradyne, Inc.	1,126,270
6,486		Texas Instruments, Inc.	1,225,789
41,016		Tower Semiconductor, Ltd. (a)	1,150,089
30,795		Ultra Clean Holdings, Inc. (a)(c)	1,787,342
597,000		Via Technologies, Inc. (a)	1,115,203
199,809		Wipro, Ltd. - ADR	1,266,789
7,286		Xilinx, Inc.	902,735
			74,322,636
		Materials - 1.3%
37,200		JSR Corporation	1,124,416
		TOTAL COMMON STOCKS (Cost $69,551,807)	88,526,618

		SHORT-TERM INVESTMENTS - 0.5%
428,856		First American Government Obligations Fund, Class X, 0.04% (d)	428,856
		TOTAL SHORT-TERM INVESTMENTS (Cost: $428,856)	428,856
Units
		INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 17.1%
15,266,010		Mount Vernon Liquid Assets Portfolio, LLC, 0.12% (d) (e)	15,266,010
		TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $15,266,010)	15,266,010

		TOTAL INVESTMENTS - 117.1% (Cost $85,246,673)	104,221,484
		Liabilities in Excess of Other Assets - (17.1)%	(15,197,568)
		NET ASSETS - 100.0%	$89,023,916

		Percentages are stated as a percentage of net assets.
	ADR	American Depositary Receipt.
	NY	New York Registry Shares.
	(a)	Non-income producing security.
	(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	(c)	All or part of this security is on loan as of March 31, 2021. The total value of securities on loan is $15,329,951.
	(d)	Rate shown is the annualized seven-day yield as of March 31, 2021.
	(e)	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Global Fund Services, LLC.

Summary of Fair Value Disclosure at March 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Defiance Quantum ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$88,526,618	$-	$-	$88,526,618
Short-Term Investments	428,856	-	-	428,856
Investments Purchased with Proceeds from Securities Lending	-	15,266,010	-	15,266,010
Total Investments in Securities	$88,955,474	$15,266,010	$-	$104,221,484

^See Schedule of Investments for breakout of investments by sector classification.
For the period ended March 31, 2021, the Fund did not recognize any transfers to or from Level 3.